Distribution of Profits	12 Months Ended
Dec. 31, 2018
Distribution of Profits [Abstract]
Distribution of Profits
(14)	Distribution of Profits

As stipulated by the relevant PRC laws and regulations applicable to China’s foreign investment enterprise, the Group’s subsidiaries and VIEs in the PRC are required to maintain non-distributable reserves which include a statutory surplus reserve as of December 31, 2017 and 2018. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of individual company’s net profit as reported in the PRC statutory financial statements of the Company’s subsidiaries and VIEs. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the registered capital of respective subsidiaries and VIEs.

The statutory surplus reserve is used to offset future losses. These reserves represent appropriations of retained earnings determined according to PRC law and may not be distributed. There are no appropriations to reserves by the

Company other than the Group’s subsidiaries and VIEs in the PRC during the periods presented. The accumulated amounts contributed to the statutory reserves were RMB311,038 and RMB480,881 as of December 31, 2017 and 2018, respectively.